Average Annual Total Returns - FidelityGrowthIncomePortfolio-KPRO - FidelityGrowthIncomePortfolio-KPRO - Fidelity Growth & Income Portfolio	Sep. 29, 2023
Fidelity Growth & Income Portfolio - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(4.90%)
Past 5 years	9.00%
Past 10 years	11.70%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%